NET OPERATING LOSSES	12 Months Ended
Aug. 31, 2011
NET OPERATING LOSSES
NET OPERATING LOSSES

NOTE 7. NET OPERATING LOSSES

As of August 31, 2011, the Company has a net operating loss carryforward of approximately $24,845. Net operating loss carryforward expires 20 years from the date the loss was incurred.